Submission	Jun. 30, 2026
Submission [Line Items]
Central Index Key	0000876167
Registrant Name	PROGRESS SOFTWARE CORP /MA
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES